Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	BRAIN SCIENTIFIC INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001662382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV